LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2013
LAND USE RIGHTS, NET [Abstract]
Schedule of Land Use Rights
	As of December 31,
	2012	2013
	RMB	RMB
Land use rights	386,909,459	386,909,459
Less: accumulated amortization	(21,160,244)	(27,824,516)
Land use rights, net	365,749,215	359,084,943